Fair Value (Assets Measured at Fair Value on Recurring Basis) (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 16,941	[1]	$ 32,438	[1]	$ 27,393	[1]
Investments in marketable debt securities			500	[2]	26,330	[2]
Assets measured at fair value	16,941		32,938		53,723
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	16,941	[1]	32,438	[1]	27,393	[1]
Assets measured at fair value	16,941		32,438		27,393
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable debt securities			500	[2]	26,330	[2]
Assets measured at fair value			500		26,330
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents				[1]		[1]
Investments in marketable debt securities				[2]		[2]
Assets measured at fair value

[1]	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
[2]	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a "consensus price" or a weighted average price for each security.